AB Impact Municipal Income Shares

Portfolio of Investments

July 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.2%
Long-Term Municipal Bonds – 95.2%
American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 2018 6.00%, 09/01/2023(a)	$815	$860,721

Arizona – 2.2%
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 4.00%, 02/01/2050	4,500	5,258,439
5.00%, 02/01/2034-02/01/2035	2,400	3,134,123
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2020 5.00%, 07/01/2040-07/01/2054(a)	2,315	2,691,771

		11,084,333

California – 8.8%
Alameda Corridor Transportation Authority Series 2016A 5.00%, 10/01/2022	725	763,331
Series 2016B 5.00%, 10/01/2035-10/01/2036	2,095	2,483,209
California Educational Facilities Authority (Mount St. Mary’s University, Inc.) Series 2018A 5.00%, 10/01/2036-10/01/2046	3,155	3,884,719
California Health Facilities Financing Authority (On Lok Senior Health Services Obligated Group) Series 2020I 5.00%, 08/01/2050-08/01/2055	2,200	2,734,463
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 0.37% (LIBOR 1 Month + 0.33%), 08/01/2047(b)	8,000	8,000,113
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021A 5.00%, 12/01/2036-12/01/2054(a)	2,840	3,293,570
California Municipal Finance Authority (Healthright 360) Series 2019A 5.00%, 11/01/2039-11/01/2049(a)	5,275	5,894,378
California Municipal Finance Authority (La Maestra Family Clinic, Inc.) Series 2021 4.00%, 09/01/2046-09/01/2051(c)	5,705	6,694,681
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037-06/01/2054(a)	850	977,659

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051(a)	$250	$273,955
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2048-06/01/2056(a)	2,085	2,323,070
California School Finance Authority (Equitas Academy Obligated Group) Series 2018A 5.00%, 06/01/2048(a)	3,750	4,194,912
California School Finance Authority (Green DOT Public Schools Obligated Group) Series 2018 5.00%, 08/01/2038(a)	1,000	1,218,014
Coalinga-Huron Joint Unified School District BAM Series 2018B 5.00%, 08/01/2048	500	621,034
Port of Los Angeles Series 2014A 5.00%, 08/01/2021	355	355,000

		43,712,108

Colorado – 0.7%
Denver Health & Hospital Authority Series 2019A 4.00%, 12/01/2038-12/01/2040	2,770	3,248,716

Connecticut – 1.4%
City of Bridgeport CT Series 2017A 5.00%, 11/01/2025	525	623,699
Series 2021A 4.00%, 08/01/2037-08/01/2040(c)	2,100	2,522,859
BAM Series 2018C 5.00%, 07/15/2036-07/15/2038	1,620	2,020,617
BAM Series 2019A 5.00%, 02/01/2035	1,500	1,896,493

		7,063,668

District of Columbia – 3.5%
District of Columbia (Gallaudet University) Series 2021 5.00%, 04/01/2046-04/01/2051	2,965	3,814,863
District of Columbia (KIPP DC Obligated Group) Series 2017A 5.00%, 07/01/2042	785	937,464
Series 2017B 5.00%, 07/01/2037	625	753,525
District of Columbia (KIPP DC Public Charter Schools) Series 2019 4.00%, 07/01/2039	1,000	1,159,824

	Principal Amount (000)	U.S. $ Value

District of Columbia Water & Sewer Authority Series 2016A 5.00%, 10/01/2035	$820	$983,041
Washington Metropolitan Area Transit Authority Series 2021A 5.00%, 07/15/2033	7,000	9,563,412

		17,212,129

Florida – 2.3%
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida, Inc.) Series 2020 5.00%, 06/01/2040-06/01/2050	2,610	2,870,222
Pinellas County School Board (Pinellas County School Board COP) Series 2021A 5.00%, 07/01/2027-07/01/2030	3,295	4,274,880
School District of Broward County/FL (Broward County School Board/FL COP) Series 2017B 5.00%, 07/01/2032	500	618,456
Series 2019B 5.00%, 07/01/2029	2,750	3,595,334

		11,358,892

Georgia – 0.0%
Atlanta Development Authority (The) (Atlanta Development Authority Lease) Series 2017 2.061%, 12/01/2021	230	231,397

Illinois – 7.9%
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2017 5.00%, 12/01/2051	5,085	6,068,732
Chicago Transit Authority Sales Tax Receipts Fund Series 2014 5.25%, 12/01/2049	5,000	5,778,924
Series 2020A 5.00%, 12/01/2045-12/01/2055	12,510	15,625,408
Cook County Community College District No. 508 Series 2013 5.25%, 12/01/2043	605	656,696
BAM Series 2017 5.00%, 12/01/2047	620	731,256
Illinois Finance Authority (Lawndale Educational & Regional Network Charter School Obligated Group) Series 2021 4.00%, 11/01/2041-11/01/2056(c)	2,500	2,930,563
Illinois Finance Authority (University of Illinois) Series 2020I 4.00%, 10/01/2040-10/01/2050	6,250	7,294,209

		39,085,788

	Principal Amount (000)	U.S. $ Value

Indiana – 0.7%
Muncie Sanitary District AGM Series 2021A 5.00%, 01/01/2029-07/01/2030	$2,705	$3,506,184

Kansas – 0.1%
Seward County Unified School District No. 480 Liberal Series 2017B 5.00%, 09/01/2028	555	660,143

Maryland – 0.9%
Maryland Economic Development Corp. (Bowie State University) Series 2020 4.00%, 07/01/2050	1,200	1,375,931
Maryland Economic Development Corp. (Morgan State University) Series 2020 5.00%, 07/01/2050	2,500	3,104,728

		4,480,659

Massachusetts – 3.9%
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015D 5.00%, 07/01/2044	7,165	8,179,397
Series 2016E 5.00%, 07/01/2037	765	895,945
Series 2017F 5.00%, 07/01/2030	1,475	1,799,330
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019A 5.00%, 07/01/2036-07/01/2044	4,895	6,036,330
AGM Series 2020C 4.00%, 10/01/2045	1,090	1,299,067
Massachusetts Development Finance Agency (WGBH Educational Foundation) Series 2017A 4.00%, 01/01/2032	825	973,933

		19,184,002

Michigan – 13.0%
Center Line Public Schools Series 2018 5.00%, 05/01/2038	895	1,110,573
City of Detroit MI Series 2018 5.00%, 04/01/2026-04/01/2037	6,090	7,247,314
Series 2021A 4.00%, 04/01/2040	1,050	1,199,945
5.00%, 04/01/2033-04/01/2050	7,150	8,893,723
Detroit City School District Series 2020A 5.00%, 05/01/2036-05/01/2040	4,940	6,416,702
AGM Series 2005A 5.25%, 05/01/2030	9,260	12,654,078

	Principal Amount (000)	U.S. $ Value

Downriver Utility Wastewater Authority AGM Series 2018 5.00%, 04/01/2043	$1,515	$1,858,458
Ferris State University Series 2019A 5.00%, 10/01/2024-10/01/2026	6,185	7,329,423
Flint Hospital Building Authority (Hurley Medical Center) Series 2020 4.00%, 07/01/2041	3,500	3,946,129
5.00%, 07/01/2031	2,405	3,057,230
Flint Public Library AGM Series 2020 3.00%, 05/01/2029-05/01/2030	2,260	2,553,990
Grand Rapids Public Schools AGM Series 2017 5.00%, 05/01/2027	200	250,271
AGM Series 2019 5.00%, 11/01/2040	1,800	2,281,593
Great Lakes Water Authority Water Supply System Revenue Series 2016B 5.00%, 07/01/2046	1,225	1,458,089
Series 2016C 5.00%, 07/01/2026	695	846,614
Series 2020B 5.00%, 07/01/2045-07/01/2049	2,650	3,366,481

		64,470,613

Minnesota – 0.2%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Metro Deaf School) Series 2018A 5.00%, 06/15/2048(a)	1,000	1,075,270

Missouri – 0.0%
St. Louis Community College District Series 2017 4.00%, 04/01/2035	200	231,840

New Jersey – 5.7%
Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) Series 2020 4.00%, 07/15/2040-07/15/2050(a)	4,360	4,999,431
New Jersey Economic Development Authority (Foundation Academy Charter School A NJ Nonprofit Corp.) Series 2018A 5.00%, 07/01/2050	1,000	1,169,357
New Jersey Economic Development Authority (New Jersey Transit Corp. State Lease) Series 2020 4.00%, 11/01/2044	5,500	6,411,140
5.00%, 11/01/2044	6,925	8,661,757

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2047	$1,170	$1,366,721
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2015 5.00%, 03/01/2025	3,205	3,731,057
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018C 5.00%, 06/15/2027-06/15/2042	1,645	2,016,236

		28,355,699

New York – 15.5%
Buffalo Sewer Authority BAM Series 2021 1.75%, 06/15/2049	2,000	2,017,528
Build NYC Resource Corp. (Academic Leadership Charter School) Series 2021 4.00%, 06/15/2031-06/15/2036	585	677,042
Build NYC Resource Corp. (Children’s Aid Society (The)) Series 2019 4.00%, 07/01/2044-07/01/2049	1,150	1,339,683
Build NYC Resource Corp. (Inwood Academy for Leadership Charter School) Series 2018A 5.50%, 05/01/2048(a)	500	587,459
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(a)	2,260	2,531,696
Series 2017A 5.00%, 06/01/2047(a)	725	813,588
City of Buffalo NY Series 2021B 5.00%, 04/01/2026	2,025	2,452,533
Metropolitan Transportation Authority Series 2014D 5.00%, 11/15/2039	4,000	4,493,388
Series 2017C 5.00%, 11/15/2026-11/15/2033	7,875	9,704,728
Series 2018B 5.00%, 11/15/2026	2,160	2,644,326
Series 2020A 5.00%, 11/15/2045	2,500	3,287,229
Series 2020C 4.75%, 11/15/2045	7,085	8,741,815
Series 2020E 5.00%, 11/15/2030-11/15/2032	9,500	12,635,330
Series 2021A 4.00%, 11/15/2042	7,500	8,909,999
Series 2021D 0.364%,(SOFR + 0.33%), 11/01/2035(b)	2,000	2,001,015

	Principal Amount (000)	U.S. $ Value

Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 4.00%, 12/01/2046	$6,945	$8,219,523
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	1,265	1,522,184
New York City Health and Hospitals Corp. Series 2017E 1.50%, 05/01/2022	230	232,268
New York City Health and Hospitals Corp. (New York City Health & Hospital Corp. Lease) Series 2021A 5.00%, 02/15/2030	1,500	1,997,811
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032-08/01/2034	1,125	1,394,027
Series 2020 4.00%, 09/01/2045	500	578,155

		76,781,327

North Carolina – 1.1%
North Carolina Central University Series 2019 4.00%, 04/01/2049	2,270	2,595,359
5.00%, 04/01/2044	2,500	3,062,612

		5,657,971

Ohio – 2.6%
American Municipal Power Inc Series 2019A 5.00%, 02/15/2044	2,150	2,669,054
Cleveland Department of Public Utilities Division of Water Series 2020F 5.00%, 01/01/2029	1,100	1,438,252
Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Natural History (The)) Series 2021 4.00%, 07/01/2051	1,100	1,300,530
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	4,365	5,103,431
5.25%, 02/15/2047	1,500	1,768,835
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019A 5.00%, 09/01/2049	690	804,225

		13,084,327

	Principal Amount (000)	U.S. $ Value

Oklahoma – 1.1%
Oklahoma County Finance Authority (Oklahoma County Independent School District No. 52 Midwest City-Del City) Series 2018 5.00%, 10/01/2024	$1,120	$1,279,207
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018B 5.50%, 08/15/2057	3,365	4,169,887

		5,449,094

Oregon – 0.4%
Oregon Health & Science University (Oregon Health & Science University Obligated Group) Series 2019A 5.00%, 07/01/2028	605	778,642
Tri-County Metropolitan Transportation District of Oregon Series 2017A 5.00%, 10/01/2026	865	1,056,892
Series 2018A 5.00%, 10/01/2029	250	313,126

		2,148,660

Pennsylvania – 8.7%
Capital Region Water Water Revenue Series 2018 5.00%, 07/15/2025-07/15/2026	1,510	1,770,663
City of Philadelphia PA Water & Wastewater Revenue Series 2018A 5.00%, 10/01/2048	3,050	3,814,596
Series 2019B 5.00%, 11/01/2049	3,095	3,947,324
Series 2020A 5.00%, 11/01/2045	5,000	6,466,733
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2037	825	897,994
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032-07/01/2034	1,115	1,323,426
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2036-05/01/2038	4,010	4,987,271
AGM Series 2017 5.00%, 12/01/2035	200	245,416
Philadelphia Authority for Industrial Development (Russell Byers Charter School) Series 2020 5.00%, 05/01/2040	1,050	1,190,838
Pittsburgh Water & Sewer Authority AGM Series 2019A 5.00%, 09/01/2044	2,000	2,541,590
AGM Series 2020B 4.00%, 09/01/2045-09/01/2050	4,750	5,701,361

	Principal Amount (000)	U.S. $ Value

School District of the City of Erie (The) AGM Series 2019A 5.00%, 04/01/2031	$405	$521,727
AGM Series 2019C 5.00%, 04/01/2028-04/01/2029	2,850	3,611,582
Southeastern Pennsylvania Transportation Authority Series 2020 5.00%, 06/01/2029	3,120	4,085,616
Wilkes-Barre Area School District/PA BAM Series 2019 5.00%, 04/15/2059	1,620	2,019,303

		43,125,440

Rhode Island – 2.1%
Providence Public Building Authority (City of Providence RI Lease) AGM Series 2020A 5.00%, 09/15/2030-09/15/2031	8,000	10,196,541

Texas – 3.1%
City of Mission TX BAM Series 2021 5.00%, 02/15/2028-02/15/2029	2,000	2,541,727
Dallas Independent School District Series 2021A 5.00%, 02/15/2025	10,000	11,668,737
El Paso County Hospital District Series 2017 5.00%, 08/15/2037	370	444,605
Newark Higher Education Finance Corp. (Austin Achieve Public Schools, Inc.) Series 2018 5.00%, 06/15/2048	735	753,899

		15,408,968

Utah – 1.6%
Ogden City School District Municipal Building Authority (Ogden City School District) Series 2018 5.00%, 01/15/2038	3,490	4,235,171
Utah Transit Authority (Utah Transit Authority Sales Tax) AGM Series 2006C 5.25%, 06/15/2027	2,865	3,594,773

		7,829,944

Washington – 0.9%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	3,600	4,233,221

West Virginia – 1.7%
Morgantown Utility Board, Inc. BAM Series 2018B 5.00%, 12/01/2043	2,555	3,157,400

	Principal Amount (000)	U.S. $ Value

West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2016A 4.00%, 06/01/2031	$2,800	$3,200,416
Series 2017A 5.00%, 06/01/2047	1,775	2,135,852

		8,493,668

Wisconsin – 4.9%
City of Milwaukee WI Sewerage System Revenue Series 2021S 5.00%, 06/01/2030-06/01/2031	2,000	2,704,332
Milwaukee Redevelopment Authority (Milwaukee Public Schools Lease) Series 2017 5.00%, 11/15/2025	200	237,337
Wisconsin Health & Educational Facilities Authority (Hmong American Peace Academy Ltd.) Series 2020 5.00%, 03/15/2050	1,175	1,455,296
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	4,430	4,936,398
Wisconsin Public Finance Authority (NC A&T Real Estate Foundation LLC) Series 2019 5.00%, 06/01/2044	4,450	5,344,900
Wisconsin Public Finance Authority (Scotland Health Care System Obligated Group) Series 2021A 4.00%, 10/01/2047	8,255	9,850,354

		24,528,617

Total Municipal Obligations (cost $441,340,255)		472,759,940

CORPORATES - INVESTMENT GRADE – 2.9%
Industrial – 1.6%
Consumer Cyclical - Other – 0.7%
Conservation Fund A Nonprofit Corp. (The) Series 2019 3.474%, 12/15/2029	3,267	3,523,465

Consumer Non-Cyclical – 0.1%
YMCA of Greater New York Series 2018 3.985%, 08/01/2022	500	503,333

Other Industrial – 0.6%
Howard University Series 2020 1.991%, 10/01/2025	1,000	1,028,370
2.291%, 10/01/2026	1,000	1,045,720
2.516%, 10/01/2025	1,000	1,052,540

		3,126,630

	Principal Amount (000)	U.S. $ Value

Services – 0.2%
Bush Foundation 2.754%, 10/01/2050	$1,000	$1,019,458

		8,172,886

Financial Institutions – 1.3%
Finance – 1.3%
BlueHub Loan Fund, Inc. Series 2020 3.099%, 01/01/2030	1,000	1,040,852
Low Income Investment Fund Series 2019 3.711%, 07/01/2029	5,000	5,467,511

Total Corporates - Investment Grade (cost $13,767,000)		14,681,249

	Shares

SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $12,406,139)	12,406,139	12,406,139

Total Investments – 100.6% (cost $467,513,394)(g)		499,847,328
Other assets less liabilities – (0.6)%		(3,162,926)

Net Assets – 100.0%		$496,684,402

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	17,000	01/15/2030	2.650%	CPI#	Maturity	$258,690	$—	$258,690

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	24,500	05/15/2026	0.903%	3 Month LIBOR	Semi-Annual/ Quarterly	$(188,465)	$—	$(188,465)
USD	24,000	01/15/2028	1.087%	3 Month LIBOR	Semi-Annual/ Quarterly	(159,872)	—	(159,872)
USD	14,000	01/15/2028	1.061%	3 Month LIBOR	Semi-Annual/ Quarterly	(70,425)	—	(70,425)
USD	4,500	05/15/2031	1.616%	3 Month LIBOR	Semi-Annual/ Quarterly	(157,632)	—	(157,632)

						$(576,394)	$—	$(576,394)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2021, the aggregate market value of these securities amounted to $38,194,076 or 7.7% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2021.
(c)	When-Issued or delayed delivery security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of July 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,657,408 and gross unrealized depreciation of investments was $(641,178), resulting in net unrealized appreciation of $32,016,230.

As of July 31, 2021, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 15.2% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

DOT – Department of Transportation

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

AB Impact Municipal Income Shares

July 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$472,759,940	$—	$472,759,940
Corporates - Investment Grade	—	14,681,249	—	14,681,249
Short-Term Investments	12,406,139	—	—	12,406,139

Total Investments in Securities	12,406,139	487,441,189	—	499,847,328
Other Financial Instruments(a)
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	258,690	—	258,690
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(576,394)	—	(576,394)

Total	$12,406,139	$487,123,485	$—	$499,529,624

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2021 is as follows:

Fund	Market Value 04/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$20,193	$35,228	$43,015	$12,406	$0	**

**	Amount less than $500.